Investment Objectives and Goals - Invesco QQQ Equal Weight ETF	Mar. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Invesco QQQ Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Equal Weighted Index (the “Underlying Index”).